Commitments and Contingent Liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingent Liabilities (Textual)
Percentage of total net consolidated license and maintenance revenue	3.50%
Percentage of net consolidated consulting services revenue	0.35%
Royalty expense	$ 414	$ 488	$ 503
Contingent liability to pay royalties	6,204
Rent expense	7,236	7,357	6,284
Minimum payment under operating leases	112
Bank guarantees amount for leased offices	848
Bank guarantees amount for customers and suppliers	465
Lease expenses for motor vehicles	$ 1,017	$ 1,044	$ 1,187
Minimum [Member]
Commitments and Contingent Liabilities (Textual)
Percentage of royalties to paid grants received	100.00%
Maximum [Member]
Commitments and Contingent Liabilities (Textual)
Percentage of royalties to paid grants received	150.00%